TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

26.    TRADE AND OTHER PAYABLES

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Trade payables(Note a)	22,613	17,597
Other payables	4,031	4,658
Warranty provision to customers for supply of modules	24	—
Other accrued expenses	711	4,310
Other tax payables(Note b)	1,410	4,104
Advances from customers	254	1,303
	29,043	31,972

The credit periods on purchases of goods range from three months to a year.

(a)	The trade payable balance included the EPC construction payable of USD 13.3 million in Japan as of December 31, 2018.
(b)	The other tax payables included USD 3.7 million business tax accrued in Japan as of December 31, 2018.

Movements in the warranty provision balance for provision of modules during the periods presented are as follows:

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Balance at beginning of year	332	24
Provided for the year	—	—
Reversal for the year	(308)	(24)
Balance at end of the year	24	—

The Group is obliged to provide limited warranties to its customers of solar projects with respect to certain levels of performance. The Group is able to determine, at the point of delivery, that the solar projects are performing in accordance with the contractual terms and as such no warranties are provided for. To date, the period of warranties has expired and the Group has not experienced any significant claims.